Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 908,135	$ 819,973	$ 758,942
Adjustment from deemed distributions	(59)	(57)
Net assets available for benefits per the draft Form 5500	$ 908,076	$ 819,916